Quarterly Report
June 30, 2019
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.6%
Airport Revenue – 2.1%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,134,830
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	81,612
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	58,530
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	395,000	417,784
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	304,496
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	34,010
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	39,984
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	28,220
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	44,914
		$2,144,380
General Obligations - General Purpose – 4.6%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$1,176,260
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	220,337
Commonwealth of Puerto Rico, Public Improvement, AGM, 5.25%, 7/01/2020	120,000	123,710
Commonwealth of Puerto Rico, Public Improvement, ASSD GTY, 5.5%, 7/01/2020	275,000	284,179
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	173,062
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	165,000	168,483
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	50,858
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	188,748
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	25,526
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	526,080
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	139,979
State of California, 6%, 11/01/2039	420,000	426,594
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2038	640,000	797,466
State of Illinois, 5%, 11/01/2027	175,000	202,576
State of Illinois, “D”, 5%, 11/01/2028	170,000	195,837
		$4,699,695
General Obligations - Schools – 4.6%
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	$500,000	$562,980
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	612,420
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	644,360
Evans County, GA, School District, 4%, 6/01/2035	660,000	753,832
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,184,700
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029 (Prerefunded 2/01/2021)	500,000	530,710
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	376,986
		$4,665,988
Healthcare Revenue - Hospitals – 15.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$150,000	$160,647
Augusta, GA, Development Authority Rev. (Au Health System, Inc. Project), 5%, 7/01/2036	500,000	578,625
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	260,000	285,639
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	561,470
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,090,110
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AAC, 6.25%, 4/01/2034 (Prerefunded 4/01/2020)	500,000	518,140
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	545,590
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	269,595
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	500,000	526,210
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children's Healthcare), 5.25%, 11/15/2039	750,000	759,825
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	365,568
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,179,310
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	867,255
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	593,390

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc.), “A”, 4%, 7/01/2035	$500,000	$546,350
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	577,105
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,146,810
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033 (Prerefunded 2/15/2020)	385,000	393,755
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033	115,000	117,211
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	200,000	201,326
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	44,888
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	64,837
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	200,000	208,908
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	135,000	141,152
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	465,000	510,258
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	35,000	36,697
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	10,000	10,451
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	130,000	131,483
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	180,000	182,108
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	61,553
North Carolina Medical Care Commission, Hospital Rev. (North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	367,166
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,074,690
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	570,000	599,372
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030 (Prerefunded 11/02/2020)	500,000	524,780
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040 (Prerefunded 11/02/2020)	500,000	526,425
		$15,768,699
Healthcare Revenue - Long Term Care – 2.0%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$547,570
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	580,180
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), ”A-2“, 6.625%, 11/15/2039 (Prerefunded 11/15/2019)	200,000	203,824
Richmond County, GA, Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	225,000	216,664
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	482,630
		$2,030,868
Healthcare Revenue - Other – 2.2%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$604,260
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040 (Prerefunded 7/01/2020)	500,000	518,015
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032	1,000,000	1,082,380
		$2,204,655
Industrial Revenue - Other – 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$330,000	$437,197
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044	285,000	314,193
		$751,390
Industrial Revenue - Paper – 0.2%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038	$150,000	$156,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.9%
Florida Citizens Property Insurance Corp., ”A-1“, 5%, 6/01/2020	$285,000	$294,308
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	573,515
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	780,892
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	606,965
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	75,000	81,647
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	110,000	119,480
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	334,450
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	80,000	94,010
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	69,661
		$2,954,928
Multi-Family Housing Revenue – 0.5%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040 (Prerefunded 5/20/2020)	$500,000	$515,080
Sales & Excise Tax Revenue – 4.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$495,000	$560,276
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	265,000	275,772
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	178,440
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044	1,000,000	1,154,650
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), “A”, 4%, 7/01/2046	1,000,000	1,091,730
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”C“, 4%, 7/01/2036	750,000	838,710
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	12,000	12,381
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	2,000	2,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	283,000	275,093
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	123,000	123,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), ”2019A-2“, 4.55%, 7/01/2040	34,000	32,810
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), ”2019A-2“, 5%, 7/01/2058	14,000	13,545
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	850
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	26,790
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,205
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	203,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	176,457
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	147,000	33,619
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2051	191,000	32,220
		$5,036,520
Secondary Schools – 0.3%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049	$250,000	$264,200
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042	75,000	79,049
		$343,249
Single Family Housing - State – 2.0%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	$1,000,000	$1,039,070
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	420,000	435,553
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	500,000	528,185
		$2,002,808
State & Local Agencies – 1.4%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.51% (LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$428,660
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	310,000	367,055
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,747
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	571,315
		$1,378,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 1.5%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$579,790
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	75,000	76,282
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	25,000	25,453
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	72,199
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	38,743
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	109,156
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	95,000	95,862
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	125,000	135,324
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	145,000	159,716
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	220,000	243,639
		$1,536,164
Tax Assessment – 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$499,655
Tobacco – 0.2%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$235,000	$255,527
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$95,000	$105,154
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	206,017
		$311,171
Transportation - Special Tax – 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$80,000	$79,610
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2028	275,000	326,978
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2032	15,000	17,094
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	30,000	34,088
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,875
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2019	155,000	155,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2020	40,000	41,335
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	10,000	10,083
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	700,000	755,468
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	182,690
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	360,753
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	135,000	150,547
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	160,000	173,354
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	135,000	146,163
Illinois Regional Transportation Authority, ”A“, NATL, 6%, 7/01/2031	680,000	916,619
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	142,222
		$3,562,879
Universities - Colleges – 23.4%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X, LLC), 4%, 6/01/2034	$1,430,000	$1,590,246
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII, LLC Project), ”A“, 3.5%, 6/01/2035	500,000	532,255
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI, LLC Project), 5%, 6/01/2038	600,000	718,674
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC), 4%, 6/01/2037	560,000	614,124
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC), 4%, 6/01/2044	1,000,000	1,080,750
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII, LLC Project), 5%, 7/01/2038	815,000	965,090
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,179,990
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	914,025
Cobb County, GA, Development Authority Rev. (Tech Cobb Research Campus), ”A“, 5%, 6/01/2049	1,290,000	1,515,427
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	598,535
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	773,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	$1,000,000	$1,181,960
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities), 5%, 6/15/2044	1,000,000	1,223,980
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities), 5%, 6/15/2052	1,000,000	1,205,500
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	501,420
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	586,290
Fulton County, GA, Development Authority Rev. (Technical Facilities), 4%, 6/15/2049	500,000	547,330
Fulton County, GA, Development Authority Tech Facilities Rev., 5%, 3/01/2034	300,000	368,037
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II, LLC Project), 4%, 6/15/2036	750,000	836,947
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,177,920
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), ”A“, 5%, 11/01/2047	250,000	274,608
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	68,890
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), ”A“, 4%, 6/01/2039	500,000	544,220
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”A“, 5%, 10/01/2046	2,000,000	2,362,920
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	388,034
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	384,584
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	80,097
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	25,034
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	45,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	57,357
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	377,998
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	518,605
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	584,930
		$23,824,747
Universities - Dormitories – 2.2%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$746,677
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	449,104
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	1,019,701
		$2,215,482
Utilities - Municipal Owned – 5.6%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,431,001
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	544,005
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	542,420
Georgia Municipal Electric Authority Power Rev., ”A“, NATL, 6.5%, 1/01/2020	190,000	194,708
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	553,155
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	552,820
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	160,000	168,222
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	260,000	273,361
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	56,150
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	67,102
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	235,000	183,887
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	31,300
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	70,000	54,950
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	85,000	66,513
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	121,287
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	490,000	498,433
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	35,213
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	97,813
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	70,000	75,907
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	5,000	5,417
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2022 (a)(d)	60,000	46,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	$70,000	$54,950
		$5,655,189
Utilities - Other – 1.5%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$986,622
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	225,000	226,238
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2020	250,000	259,527
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	43,581
		$1,515,968
Water & Sewer Utility Revenue – 13.0%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$913,867
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2032	1,000,000	1,234,500
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,214,710
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,211,710
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	553,935
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	554,125
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	414,171
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	830,856
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	415,797
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	177,744
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,079,570
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,227,860
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	527,170
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	33,585
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	60,000	62,581
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	138,275
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,934
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	49,049
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,262,110
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	17,058
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	22,568
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,311
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,509
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	678,243
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	579,760
		$13,282,998
Total Municipal Bonds		$97,313,299
Trust Units – 0.5%
Sales & Excise Tax Revenue – 0.5%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	12,114	$10,267
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	36,785	26,669
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	7,792	6,604
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	24,064	17,446
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	26,879	22,780
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	115,794	83,951
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	9,595	8,132
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	63,307	45,897
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	20,620	17,475
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	165,121	119,713
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	2,985	2,530
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	9,065	6,572
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	46,268	39,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Trust Units – continued
Sales & Excise Tax Revenue – continued
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	174,575	$126,567
Total Trust Units		$533,815
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 2.42% (v)	1,778,949	$1,779,127

Other Assets, Less Liabilities – 2.2%		2,216,470
Net Assets – 100.0%		$101,842,711
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,779,127 and $97,847,114, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
Derivative Contracts at 6/30/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	19	$2,956,281	September – 2019	$(59,074)
At June 30, 2019, the fund had cash collateral of $45,600 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$97,847,114	$—	$97,847,114
Mutual Funds	1,779,127	—	—	1,779,127
Total	$1,779,127	$97,847,114	$—	$99,626,241
Other Financial Instruments
Futures Contracts - Liabilities	$(59,074)	$—	$—	$(59,074)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,286,347	$17,010,724	$16,518,122	$(41)	$219	$1,779,127

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,522	$—

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2019, are as follows:
Georgia	74.8%
Puerto Rico	7.0%
California	3.5%
Illinois	2.5%
Guam	1.6%
New York	1.2%
Florida	0.8%
Pennsylvania	0.6%
South Carolina	0.6%
Massachusetts	0.5%
Tennessee	0.5%
Maryland	0.4%
North Carolina	0.4%
Texas	0.4%
Alabama	0.3%
Colorado	0.3%
Kentucky	0.3%
New Hampshire	0.3%
Virginia	0.3%
Washington DC	0.3%
Indiana	0.2%
Michigan	0.2%
New Jersey	0.2%
Louisiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.